UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09917

SENTINEL VARIABLE PRODUCTS TRUST
(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT		05604
(Address of principal executive offices)		(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	12/31/13

Date of reporting period:	09/30/13

ITEM 1.  Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile

at September 30, 2013

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	61.0%
U.S. Government Obligations	32.2%
Foreign Stocks & ADR’s	3.0%
Cash and Other	3.8%

Top 10 Equity Holdings*

Description	Percent of Net Assets
United Technologies Corp.	1.7%
Schlumberger Ltd.	1.4%
Cisco Systems, Inc.	1.3%
Honeywell Int’l., Inc.	1.3%
Noble Energy, Inc.	1.3%
Microsoft Corp.	1.2%
McDonald’s Corp.	1.2%
American Express Co.	1.2%
Int’l. Business Machines Corp.	1.2%
Canadian National Railway Co.	1.1%
Total of Net Assets	12.9%

Top Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 3661 PD	4.50%	07/15/38	6.8%
FHR 3808 P	4.00%	11/15/38	6.6%
FNR 10-155 PC	4.00%	02/25/40	6.5%
FHLMC C03764	3.50%	02/01/42	4.0%
FHR 3793 AB	3.50%	01/15/26	3.2%
FHLMC G08505	3.00%	09/01/42	2.8%
FNMA AE0218	4.50%	08/01/40	2.3%
Total of Net Assets			32.2%

Average Effective Duration (for all Fixed Income Holdings) 5.7 years**

*“Top 10 Equity Holdings” and “Top Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

Schedule of Investments

at September 30, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 32.2%
U.S. Government Agency Obligations 32.2%
Federal Home Loan Mortgage Corporation 23.4%
Collateralized Mortgage Obligations:
FHR 3793 AB
3.5%, 01/15/26	500 M	$518,504
FHR 3661 PD
4.5%, 07/15/38	1,000 M	1,086,588
FHR 3808 P
4%, 11/15/38	1,000 M	1,050,551
		2,655,643
Mortgage-Backed Securities:
30-Year:
FHLMC C03764
3.5%, 02/01/42	631 M	641,639
FHLMC G08505
3%, 09/01/42	466 M	455,167
		1,096,806
Total Federal Home Loan Mortgage Corporation		3,752,449

Federal National Mortgage Association 8.8%
Collateralized Mortgage Obligations:
FNR 10-155 PC
4%, 02/25/40	1,000 M	1,037,679
Mortgage-Backed Securities:
30-Year:
FNMA AE0218
4.5%, 08/01/40	352 M	376,604
Total Federal National Mortgage Association		1,414,283
Total U.S. Government Obligations (Cost $5,275,260)		5,166,732

	Shares
Domestic Common Stocks 61.0%
Consumer Discretionary 5.7%
Comcast Corp.	3,000	130,110
Gap, Inc.	3,500	140,980
McDonald’s Corp.	2,000	192,420
Nike, Inc.	500	36,320
Omnicom Group, Inc.	1,500	95,160
Time Warner Cable, Inc.	1,000	111,600
Time Warner, Inc.	1,500	98,715
TJX Cos., Inc.	2,000	112,780
		918,085
Consumer Staples 4.1%
CVS Caremark Corp.	1,500	85,125
Kellogg Co.	1,500	88,095
Kraft Foods Group, Inc.	833	43,682
PepsiCo, Inc.	1,000	79,500
Philip Morris Int’l., Inc.	1,000	86,590
Procter & Gamble Co.	1,800	136,062
Wal-Mart Stores, Inc.	1,800	133,128
		652,182
Energy 5.9%
Chevron Corp.	800	97,200
EOG Resources, Inc.	1,000	169,280
ExxonMobil Corp.	1,500	129,060
Marathon Oil Corp.	2,500	87,200

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Noble Energy, Inc.	3,000	$201,030
Schlumberger Ltd.	2,500	220,900
Transocean Ltd.	500	22,250
Weatherford Int’l. Ltd.*	1,500	22,995
		949,915
Financials 10.7%
ACE Ltd.	1,500	140,340
American Express Co.	2,500	188,800
Bank of America Corp.	6,000	82,800
Bank of New York Mellon Corp.	3,800	114,722
Chubb Corp.	1,500	133,890
Goldman Sachs Group, Inc.	800	126,568
JPMorgan Chase & Co.	2,500	129,225
McGraw-Hill Financial, Inc.	1,300	85,267
MetLife, Inc.	2,000	93,900
Morgan Stanley	3,000	80,850
PNC Financial Services Group, Inc.	1,000	72,450
The Travelers Cos., Inc.	2,000	169,540
US Bancorp	4,300	157,294
Wells Fargo & Co.	3,500	144,620
		1,720,266
Health Care 9.0%
Amgen, Inc.	1,000	111,940
Becton Dickinson & Co.	1,000	100,020
Bristol-Myers Squibb Co.	2,500	115,700
Covidien PLC	2,000	121,880
Eli Lilly & Co.	2,000	100,660
Gilead Sciences, Inc.*	1,400	87,976
Johnson & Johnson	1,500	130,035
Medtronic, Inc.	1,000	53,250
Merck & Co., Inc.	3,500	166,635
Pfizer, Inc.	4,500	129,195
Stryker Corp.	1,000	67,590
UnitedHealth Group, Inc.	1,000	71,610
Zimmer Holdings, Inc.	1,500	123,210
Zoetis, Inc.	2,000	62,240
		1,441,941
Industrials 9.3%
ADT Corp.	830	33,748
Boeing Co.	1,500	176,250
Canadian National Railway Co.	1,800	182,466
Deere & Co.	1,500	122,085
General Dynamics Corp.	800	70,016
General Electric Co.	7,500	179,175
Honeywell Int’l., Inc.	2,500	207,600
Northrop Grumman Corp.	1,000	95,260
Tyco Int’l. Ltd.	1,500	52,470
Union Pacific Corp.	700	108,738
United Technologies Corp.	2,500	269,550
		1,497,358
Information Technology 11.9%
Accenture PLC	1,500	110,460
Apple, Inc.	300	143,025
Broadcom Corp.	3,000	78,030
Check Point Software Technologies Ltd.*	2,000	113,120
Cisco Systems, Inc.	9,000	210,780
EMC Corp.	5,000	127,800
Intel Corp.	3,500	80,220
Int’l. Business Machines Corp.	1,000	185,180
KLA-Tencor Corp.	1,000	60,850
Microsoft Corp.	6,000	199,860
NetApp, Inc.	3,000	127,860
Riverbed Technology, Inc.*	3,000	43,770
Seagate Technology PLC	1,800	78,732
Texas Instruments, Inc.	4,000	161,080
Visa, Inc.	700	133,770
Western Union Co.	2,500	46,650
		1,901,187
Materials 2.5%
EI Du Pont de Nemours & Co.	2,500	146,400
Freeport-McMoRan Copper & Gold, Inc.	4,000	132,320
Praxair, Inc.	1,000	120,210
		398,930
Telecommunication Services 1.5%
Rogers Communications, Inc.	2,500	107,525
Verizon Communications, Inc.	3,000	139,980
		247,505
Utilities 0.4%
Entergy Corp.	1,000	63,190
Total Domestic Common Stocks (Cost $5,650,455)		9,790,559

Foreign Stocks & ADR’s 3.0%
Australia 0.6%
BHP Billiton Ltd. ADR	1,500	99,750
Germany 0.9%
SAP AG ADR	2,000	147,840
Mexico 0.5%
America Movil SAB de CV ADR	4,000	79,240
Netherlands 1.0%
Unilever NV ADR	4,000	150,880
Total Foreign Stocks & ADR’s (Cost $395,726)		477,710

Institutional Money Market Funds 3.6%
State Street Institutional US Government Money Market Fund (Cost $583,799)	583,799	583,799
Total Investments 99.8% (Cost $11,905,240)†		$16,018,800

Other Assets in Excess of Liabilities 0.2%		24,104

Net Assets 100.0%		$16,042,904

*                                         Non-income producing.

†                                         Cost for federal income tax purposes is $11,905,240. At September 30, 2013 unrealized appreciation for federal income tax purposes aggregated $4,113,560 of which $4,468,629 related to appreciated securities and $355,069 related to depreciated securities.

ADR                     -   American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at September 30, 2013

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	10.9%
1 yr. to 2.99 yrs.	4.9%
3 yrs. to 3.99 yrs.	8.8%
4 yrs. to 5.99 yrs.	28.3%
6 yrs. to 7.99 yrs.	40.8%
8 yrs. and over	6.3%

Average Effective Duration (for all Fixed Income Holdings) 5.4 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AE0218	4.50%	08/01/40	4.9%
FHLMC J22740	2.50%	03/01/28	4.8%
FHR 3859 JB	5.00%	05/15/41	4.4%
GNMA II 005139	4.00%	08/20/41	3.9%
GNMA II 005175	4.50%	09/20/41	3.5%
FHLMC C09019	3.00%	12/01/42	3.0%
Penske Truck Leasing Co. LP	2.50%	03/15/16	2.8%
Realty Income Corp.	2.00%	01/31/18	2.8%
Ericsson LM	4.125%	05/15/22	2.7%
Reliance Steel & Aluminum Co.	4.50%	04/15/23	2.1%
Total of Net Assets			34.9%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund’s price due to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at September 30, 2013 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 27.8%
U.S. Government Agency Obligations 27.8%
Federal Home Loan Mortgage Corporation 13.7%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,500 M	$2,714,233
Mortgage-Backed Securities:
15-Year:
FHLMC J22740
2.5%, 03/01/28	2,876 M	2,900,431
30-Year:
FHLMC Q11061
3.5%, 09/01/42	902 M	918,209
FHLMC C09019
3%, 12/01/42	1,882 M	1,836,745
		2,754,954
Total Federal Home Loan Mortgage Corporation		8,369,618

Federal National Mortgage Association 6.6%
Collateralized Mortgage Obligations:
FNR 10-155 PC
4%, 02/25/40	1,000 M	1,037,679
Mortgage-Backed Securities:
30-Year:
FNMA AE0218
4.5%, 08/01/40	2,818 M	3,012,826
Total Federal National Mortgage Association		4,050,505

Government National Mortgage Corporation 7.5%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	53 M	54,026
30-Year:
GNMA II 005139
4%, 08/20/41	2,236 M	2,370,957
GNMA II 005175
4.5%, 09/20/41	1,994 M	2,152,422
		4,523,379
Total Government National Mortgage Corporation		4,577,405
Total U.S. Government Obligations (Cost $17,448,431)		16,997,528

Corporate Bonds 61.6%
Basic Industry 11.6%
Allegheny Technologies, Inc.
5.95%, 01/15/21	1,175 M	1,235,589
Ardagh Packaging Finance PLC
7%, 11/15/20(a)	330 M	318,450
Barrick Gold Corp.
4.1%, 05/01/23	270 M	238,218
Brookfield Residential Properties, Inc.
6.5%, 12/15/20(a)	275 M	277,750
CF Industries, Inc.
3.45%, 06/01/23	975 M	905,445
FMG Resources August 2006 Pty Ltd.
6.875%, 04/01/22(a)	250 M	251,250
Glencore Funding LLC
4.125%, 05/30/23(a)	1,100 M	1,019,557
Methanex Corp.
3.25%, 12/15/19	1,290 M	1,269,675
Reliance Steel & Aluminum Co.
4.5%, 04/15/23	1,335 M	1,305,400
Weekley Homes LLC
6%, 02/01/23(a)	250 M	241,250
		7,062,584
Capital Goods 3.0%
Advanced Micro Devices, Inc.
7.75%, 08/01/20	225 M	221,344
Interface Security Systems Holdings, Inc.
9.25%, 01/15/18(a)	585 M	606,938
Smiths Group PLC
3.625%, 10/12/22(a)	1,100 M	1,030,625
		1,858,907
Consumer Cyclical 5.1%
Chrysler Group LLC
8.25%, 06/15/21	265 M	298,125

The accompanying notes are an integral part of the financial statements.

	Principal Amount (M=$1,000)	Value (Note 2)
Continental Rubber America Corp.
4.5%, 09/15/19(a)	355 M	$372,040
Ford Motor Credit Co. LLC
5.875%, 08/02/21	1,150 M	1,280,402
Macy’s Retail Holdings, Inc.
3.875%, 01/15/22	840 M	834,243
MGM Resorts Int’l.
6.625%, 12/15/21	295 M	305,694
		3,090,504
Consumer Non-Cyclical 2.3%
Pernod-Ricard SA
4.45%, 01/15/22(a)	1,010 M	1,038,692
Tervita Corp.
8%, 11/15/18(a)	340 M	342,975
		1,381,667
Energy 10.7%
Access Midstream Partners LP
4.875%, 05/15/23	340 M	321,300
FMC Technologies, Inc.
3.45%, 10/01/22	1,000 M	960,824
Halcon Resources Corp.
8.875%, 05/15/21	390 M	401,700
Magnum Hunter Resources Corp.
9.75%, 05/15/20(a)	225 M	234,000
Penn Virginia Resource Partners LP
8.375%, 06/01/20	160 M	167,200
Rex Energy Corp.
8.875%, 12/01/20(a)	290 M	305,950
Rowan Cos, Inc.
4.875%, 06/01/22	1,190 M	1,230,025
Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17	190 M	191,900
Samson Investment Co.
10.25%, 02/15/20(a)	200 M	213,000
Transocean, Inc.
6.5%, 11/15/20	1,110 M	1,240,820
Weatherford Int’l. Ltd
5.125%, 09/15/20	1,205 M	1,258,098
		6,524,817
Financials 7.2%
Ally Financial, Inc.
5.5%, 02/15/17	345 M	363,453
Bank of America Corp.
5.7%, 01/24/22	520 M	581,846
Citigroup, Inc.
4.5%, 01/14/22	565 M	593,162
FirstMerit Corp.
4.35%, 02/04/23	960 M	949,630
Goldman Sachs Group, Inc.
5.75%, 01/24/22	525 M	583,010
JPMorgan Chase & Co.
4.5%, 01/24/22	560 M	585,149
People’s United Financial, Inc.
3.65%, 12/06/22	755 M	720,721
		4,376,971
Insurance 4.0%
American Int’l. Group, Inc.
5.6%, 10/18/16	885 M	989,619
Infinity Property & Casualty Corp.
5%, 09/19/22	1,230 M	1,210,608
XL Group PLC
6.5%, 12/31/49(b)(c)	240 M	231,000
		2,431,227
Media 2.4%
Cequel Communications Holdings I LLC
6.375%, 09/15/20(a)	240 M	246,000
DIRECTV Holdings LLC
3.8%, 03/15/22	1,305 M	1,220,180
		1,466,180
Real Estate 4.3%
Health Care Reality, Inc.
4.95%, 01/15/21	875 M	928,030
Realty Income Corp.
2%, 01/31/18	1,740 M	1,702,797
		2,630,827
Technology 1.8%
First Data Corp.
11.25%, 03/31/16	285 M	286,425
Tech Data Corp.
3.75%, 09/21/17	825 M	845,962
		1,132,387
Telecommunications 5.8%
Ericsson LM
4.125%, 05/15/22	1,685 M	1,650,884
Rogers Communications, Inc.
4.1%, 10/01/23	780 M	784,011
Verizon Communications, Inc.
6.55%, 09/15/43	1,000 M	1,132,890
		3,567,785
Transportation 3.4%
Penske Truck Leasing Co. LP
2.5%, 03/15/16(a)	1,690 M	1,722,348
Watco Cos LLC
6.375%, 04/01/23(a)	330 M	328,350
		2,050,698
Total Corporate Bonds (Cost $38,320,283)		37,574,554

	Shares
Institutional Money Market Funds 10.8%
State Street Institutional US Government Money Market Fund (Cost $6,587,836)	6,587,836	6,587,836
Total Investments 100.2% (Cost $62,356,550)†		61,159,918

Excess of Liabilities Over Other Assets (0.2)%		(124,853)

Net Assets 100.0%		$61,035,065

†                                         Cost for federal income tax purposes is $62,356,550. At September 30, 2013 unrealized depreciation for federal income tax purposes aggregated $1,196,632 of which $394,187 related to appreciated securities and $1,590,819 related to depreciated securities.

(a)                                 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the market value of rule 144A securities amounted to $8,549,175 or 14.01% of net assets.

(b)                                 Step Up/Down.

(c)                                  XL Group PLC is currently fixed at 6.5%. On April 15th, 2017 it converts to a variable rate that floats on the 15th of January, April, July, and October. The interest rate will equal the 3-month Libor rate plus 2.4575%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at September 30, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	17.1%
Financials	17.0%
Health Care	15.1%
Industrials	12.7%
Consumer Discretionary	10.1%
Energy	10.0%
Consumer Staples	9.3%
Materials	3.8%
Telecommunication Services	2.3%
Utilities	0.3%

Top 10 Holdings**

Description	Percent of Net Assets
Johnson & Johnson	2.0%
United Technologies Corp.	2.0%
Chevron Corp.	2.0%
Honeywell Int’l., Inc.	2.0%
PepsiCo, Inc.	1.9%
Time Warner, Inc.	1.9%
Procter & Gamble Co.	1.8%
Texas Instruments, Inc.	1.6%
Noble Energy, Inc.	1.6%
ExxonMobil Corp.	1.4%
Total of Net Assets	18.2%

*“Top Sectors” includes Domestic Common Stocks, Domestic Exchange Traded Funds and  Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.5%
Consumer Discretionary 10.1%
Comcast Corp.	60,000	$2,602,200
Gap, Inc.	60,000	2,416,800
McDonald’s Corp.	22,000	2,116,620
Nike, Inc.	12,500	908,000
Nordstrom, Inc.	20,000	1,124,000
Omnicom Group, Inc.	27,000	1,712,880
Staples, Inc.	45,000	659,250
Time Warner Cable, Inc.	15,000	1,674,000
Time Warner, Inc.	60,000	3,948,600
TJX Cos., Inc.	50,000	2,819,500
TRW Automotive Holdings Corp.*	20,000	1,426,200
		21,408,050
Consumer Staples 8.3%
CVS Caremark Corp.	30,000	1,702,500
Kellogg Co.	25,000	1,468,250
Kraft Foods Group, Inc.	20,000	1,048,800
Mondelez Int’l. Inc	29,600	930,032
PepsiCo, Inc.	50,000	3,975,000
Philip Morris Int’l., Inc.	25,000	2,164,750
Procter & Gamble Co.	50,000	3,779,500
Wal-Mart Stores, Inc.	35,000	2,588,600
		17,657,432
Energy 10.0%
Apache Corp.	17,500	1,489,950
Chevron Corp.	35,000	4,252,500
EOG Resources, Inc.	15,000	2,539,200
ExxonMobil Corp.	35,000	3,011,400
Marathon Oil Corp.	50,000	1,744,000
Marathon Petroleum Corp.	20,000	1,286,400
Noble Energy, Inc.	50,000	3,350,500
Schlumberger Ltd.	30,000	2,650,800
Transocean Ltd.	10,000	445,000
Weatherford Int’l. Ltd.*	30,000	459,900
		21,229,650
Financials 16.4%
ACE Ltd.	23,000	2,151,880
American Express Co.	30,000	2,265,600
Bank of America Corp.	190,000	2,622,000
Bank of New York Mellon Corp.	50,000	1,509,500
Chubb Corp.	25,000	2,231,500
CME Group, Inc.	22,500	1,662,300
Goldman Sachs Group, Inc.	15,000	2,373,150
JPMorgan Chase & Co.	55,000	2,842,950
McGraw-Hill Financial, Inc.	30,000	1,967,700
MetLife, Inc.	40,000	1,878,000
Morgan Stanley	79,000	2,129,050
PNC Financial Services Group, Inc.	17,500	1,267,875
The Travelers Cos., Inc.	30,000	2,543,100
Toronto-Dominion Bank	25,000	2,249,500
US Bancorp	63,000	2,304,540
Wells Fargo & Co.	70,000	2,892,400
		34,891,045
Health Care 14.4%
Amgen, Inc.	25,000	2,798,500
Becton Dickinson & Co.	15,000	1,500,300
Bristol-Myers Squibb Co.	65,000	3,008,200
Covidien PLC	25,000	1,523,500
Eli Lilly & Co.	25,000	1,258,250
Forest Laboratories, Inc.*	20,000	855,800
Gilead Sciences, Inc.*	40,000	2,513,600
Johnson & Johnson	50,000	4,334,500
Medtronic, Inc.	25,000	1,331,250
Merck & Co., Inc.	60,000	2,856,600
Pfizer, Inc.	102,500	2,942,775
Stryker Corp.	20,000	1,351,800
UnitedHealth Group, Inc.	15,000	1,074,150
Zimmer Holdings, Inc.	25,000	2,053,500
Zoetis, Inc.	40,000	1,244,800
		30,647,525
Industrials 12.7%
ADT Corp.	15,000	609,900
Babcock & Wilcox Co.	40,000	1,348,800
Boeing Co.	20,000	2,350,000

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Canadian National Railway Co.	23,100	$2,341,647
Deere & Co.	20,000	1,627,800
General Dynamics Corp.	20,000	1,750,400
General Electric Co.	100,000	2,389,000
Honeywell Int’l., Inc.	50,000	4,152,000
Northrop Grumman Corp.	12,500	1,190,750
Tyco Int’l. Ltd.	30,000	1,049,400
Union Pacific Corp.	12,000	1,864,080
United Technologies Corp.	40,000	4,312,800
Verisk Analytics, Inc.*	30,000	1,948,800
		26,935,377
Information Technology 15.5%
Accenture PLC	28,000	2,061,920
Apple, Inc.	3,300	1,573,275
Broadcom Corp.	50,000	1,300,500
Check Point Software Technologies Ltd.*	40,000	2,262,400
Cisco Systems, Inc.	120,000	2,810,400
EMC Corp.	100,000	2,556,000
Intel Corp.	60,000	1,375,200
Int’l. Business Machines Corp.	15,000	2,777,700
KLA-Tencor Corp.	20,000	1,217,000
Microsoft Corp.	85,000	2,831,350
NetApp, Inc.	37,000	1,576,940
Riverbed Technology, Inc.*	73,000	1,065,070
Seagate Technology PLC	40,000	1,749,600
Synopsys, Inc.*	31,000	1,168,700
Texas Instruments, Inc.	85,000	3,422,950
Visa, Inc.	10,000	1,911,000
Western Union Co.	75,000	1,399,500
		33,059,505
Materials 3.0%
EI Du Pont de Nemours & Co.	40,000	2,342,400
Freeport-McMoRan Copper & Gold, Inc.	70,000	2,315,600
Praxair, Inc.	15,000	1,803,150
		6,461,150
Telecommunication Services 1.8%
Rogers Communications, Inc.	35,000	1,505,350
Verizon Communications, Inc.	50,000	2,333,000
		3,838,350
Utilities 0.3%
Entergy Corp.	10,000	631,900
Total Domestic Common Stocks (Cost $117,980,642)		196,759,984

Domestic Exchange Traded Funds 0.6%
Financials 0.6%
SPDR KBW Regional Banking (Cost $739,897)	35,000	1,247,750

Foreign Stocks & ADR’s 4.6%
Australia 0.8%
BHP Billiton Ltd. ADR	25,000	1,662,500

Germany 1.1%
SAP AG ADR	30,000	2,217,600

Mexico 0.5%
America Movil SAB de CV ADR	50,000	990,500

Netherlands 1.5%
ASML Holding NV ADR	12,000	1,185,120
Unilever NV ADR	55,000	2,074,600
		3,259,720
Switzerland 0.7%
Novartis AG ADR	20,000	1,534,200
Total Foreign Stocks & ADR’s (Cost $7,592,996)		9,664,520

Institutional Money Market Funds 2.0%
State Street Institutional US Government Money Market Fund (Cost $4,329,239)	4,329,239	4,329,239
Total Investments 99.7% (Cost $130,642,774)†		212,001,493

Other Assets in Excess of Liabilities 0.3%		686,996

Net Assets 100.0%		$212,688,489

*                                         Non-income producing.

†                                         Cost for federal income tax purposes is $130,642,774. At September 30, 2013 unrealized appreciation for federal income tax purposes aggregated $81,358,719 of which $84,891,605 related to appreciated securities and $3,532,886 related to depreciated securities.

ADR                     -   American Depositary Receipt

SPDR                -   Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund

(Unaudited)

Fund Profile

at September 30, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.4%
Consumer Discretionary	18.4%
Industrials	16.8%
Financials	13.4%
Health Care	12.6%
Energy	5.6%
Materials	4.1%
Consumer Staples	3.3%
Utilities	1.3%

Top 10 Holdings**

Description	Percent of Net Assets
Quanta Services, Inc.	2.0%
Foot Locker, Inc.	1.9%
Dolby Laboratories, Inc.	1.8%
BorgWarner, Inc.	1.8%
MEDNAX, Inc.	1.7%
Microchip Technology, Inc.	1.7%
Skyworks Solutions, Inc.	1.7%
Dollar Tree, Inc.	1.7%
John Wiley & Sons, Inc.	1.7%
Nuance Communications, Inc.	1.7%
Total of Net Assets	17.7%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 88.7%
Consumer Discretionary 18.4%
Ascena Retail Group, Inc.*	9,870	$196,709
BorgWarner, Inc.	3,110	315,323
Dick’s Sporting Goods, Inc.	4,160	222,061
Dollar Tree, Inc.*	5,250	300,090
Foot Locker, Inc.	9,700	329,218
Hanesbrands, Inc.	3,950	246,124
Jarden Corp.*	4,235	204,974
John Wiley & Sons, Inc.	6,150	293,294
LKQ Corp.*	8,570	273,040
Morningstar, Inc.	1,640	129,986
Penn National Gaming, Inc.*	3,940	218,118
PVH Corp.	1,350	160,232
Texas Roadhouse, Inc.	6,510	171,083
Tractor Supply Co.	2,360	158,521
		3,218,773
Consumer Staples 3.3%
Church & Dwight Co., Inc.	3,840	230,592
Energizer Holdings, Inc.	1,820	165,893
Flowers Foods, Inc.	8,125	174,200
		570,685
Energy 5.6%
Core Laboratories NV	810	137,060
Dril-Quip, Inc.*	1,670	191,632
SM Energy Co.	3,140	242,377
Superior Energy Services, Inc.*	8,386	209,985
Tidewater, Inc.	3,350	198,622
		979,676
Financials 11.4%
Affiliated Managers Group, Inc.*	1,010	184,467
City National Corp.	2,900	193,314
East West Bancorp, Inc.	6,420	205,119
Everest Re Group Ltd.	1,700	247,197
HCC Insurance Holdings, Inc.	4,250	186,235
Invesco Ltd.	6,640	211,816
Raymond James Financial, Inc.	5,100	212,517
Signature Bank*	1,970	180,294
WR Berkley Corp.	4,600	197,156
Zions Bancorporation	6,880	188,650
		2,006,765
Health Care 11.0%
Dentsply Int’l., Inc.	6,000	260,460
Henry Schein, Inc.*	1,620	167,994
Hologic, Inc.*	7,380	152,397
IDEXX Laboratories, Inc.*	1,810	180,367
Illumina, Inc.*	1,860	150,344
Masimo Corp.	6,630	176,623
MEDNAX, Inc.*	3,050	306,220
Resmed, Inc.	3,680	194,378
Techne Corp.	2,070	165,724
Varian Medical Systems, Inc.*	2,310	172,626
		1,927,133
Industrials 16.8%
Ametek, Inc.	4,165	191,673
B/E Aerospace, Inc.*	2,480	183,074
Cintas Corp.	3,610	184,832
Flowserve Corp.	3,930	245,193
Genesee & Wyoming, Inc.*	2,600	241,722
IHS, Inc.*	2,090	238,636
Jacobs Engineering Group, Inc.*	2,950	171,631
Joy Global, Inc.	3,100	158,224
Quanta Services, Inc.*	12,650	348,001
Regal Beloit Corp.	2,970	201,752
Ritchie Bros Auctioneers, Inc.	10,120	204,222
Roper Industries, Inc.	1,670	221,893
Stericycle, Inc.*	1,478	170,561
Waste Connections, Inc.	4,200	190,722
		2,952,136
Information Technology 16.8%
Altera Corp.	6,060	225,189
Dolby Laboratories, Inc.	9,230	318,527
FLIR Systems, Inc.	6,640	208,496
Informatica Corp.*	5,560	216,673

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Microchip Technology, Inc.	7,530	$303,384
Nuance Communications, Inc.*	15,660	292,764
Open Text Corp.	3,730	278,444
Plantronics, Inc.	4,040	186,042
Riverbed Technology, Inc.*	17,830	260,140
Semtech Corp.*	5,730	171,843
Skyworks Solutions, Inc.*	12,200	303,048
Trimble Navigation Ltd.*	6,090	180,934
		2,945,484
Materials 4.1%
Airgas, Inc.	1,210	128,320
AptarGroup, Inc.	3,100	186,403
Rockwood Holdings, Inc.	2,700	180,630
Steel Dynamics, Inc.	13,450	224,750
		720,103
Utilities 1.3%
ITC Holdings Corp.	2,470	231,834
Total Domestic Common Stocks (Cost $10,803,896)		15,552,589

Foreign Stocks & ADR’s 3.2%
Israel 1.6%
NICE Systems Ltd. ADR	6,870	284,212

United Kingdom 1.6%
Shire Ltd. ADR	2,260	270,952
Total Foreign Stocks & ADR’s (Cost $348,793)		555,164

Real Estate Investment Trusts 2.0%
Financials 2.0%
Digital Realty Trust, Inc.(a)	2,500	132,750
Home Properties, Inc.(a)	3,700	213,675
Total Real Estate Investment Trusts (Cost $341,070)		346,425

Institutional Money Market Funds 5.5%
State Street Institutional US Government Money Market Fund (Cost $970,480)	970,480	970,480
Total Investments 99.4% (Cost $12,464,239)†		17,424,658

Other Assets in Excess of Liabilities 0.6%		96,669

Net Assets 100.0%		$17,521,327

*                                         Non-income producing.

†                                         Cost for federal income tax purposes is $12,464,239. At September 30, 2013 unrealized appreciation for federal income tax purposes aggregated $4,960,419 of which $5,140,988 related to appreciated securities and $180,569 related to depreciated securities.

(a)                                 Return of capital paid during the fiscal period.

ADR                     -    American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile

at September 30, 2013

Top Sectors*

Sector	Percent of Net Assets
Information Technology	18.3%
Consumer Discretionary	16.8%
Financials	16.6%
Industrials	16.6%
Health Care	8.0%
Energy	6.8%
Materials	5.4%
Consumer Staples	2.4%
Utilities	1.2%

Top 10 Holdings**

Description	Percent of Net Assets
John Wiley & Sons, Inc.	1.7%
NICE Systems Ltd.	1.6%
Open Text Corp.	1.6%
Hub Group Inc.	1.5%
Evercore Partners, Inc.	1.5%
Stifel Financial Corp.	1.4%
Portfolio Recovery Associates, Inc.	1.4%
Esterline Technologies Corp.	1.4%
Dril-Quip, Inc.	1.4%
Genesee & Wyoming, Inc.	1.4%
Total of Net Assets	14.9%

*“Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at September 30, 2013 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 86.9%
Consumer Discretionary 16.8%
Aaron’s, Inc.	20,300	$562,310
Ascena Retail Group, Inc.*	34,250	682,602
Buffalo Wild Wings, Inc.*	4,570	508,275
Dana Holding Corp.	29,300	669,212
Express, Inc.*	26,620	627,966
Hillenbrand, Inc.	24,400	667,828
Iconix Brand Group, Inc.*	18,850	626,197
John Wiley & Sons, Inc.	21,510	1,025,812
Men’s Wearhouse, Inc.	17,080	581,574
Monro Muffler Brake, Inc.	11,050	513,715
Morningstar, Inc.	6,570	520,738
Penn National Gaming, Inc.*	13,580	751,789
Steven Madden Ltd.*	12,240	658,879
Texas Roadhouse, Inc.	24,460	642,809
Vitamin Shoppe, Inc.*	12,980	567,875
Wolverine World Wide, Inc.	10,500	611,415
		10,218,996
Consumer Staples 2.4%
Casey’s General Stores, Inc.	8,600	632,100
Flowers Foods, Inc.	23,115	495,586
Hain Celestial Group, Inc.*	4,100	316,192
		1,443,878
Energy 6.8%
Comstock Resources, Inc.	37,060	589,625
Dril-Quip, Inc.*	7,456	855,576
Oasis Petroleum, Inc.*	13,910	683,398
Stone Energy Corp.*	16,492	534,836
Superior Energy Services, Inc.*	27,180	680,587
Tidewater, Inc.	13,150	779,663
		4,123,685
Financials 13.0%
City National Corp.	10,100	673,266
East West Bancorp, Inc.	24,850	793,957
Endurance Specialty Holdings Ltd.	6,500	349,180
Evercore Partners, Inc.	18,000	886,140
HCC Insurance Holdings, Inc.	15,100	661,682
MarketAxess Holdings, Inc.	12,790	767,912
Portfolio Recovery Associates, Inc.*	14,700	881,118
ProAssurance Corp.	12,800	576,768
Prosperity Bancshares, Inc.	12,600	779,184
Stifel Financial Corp.*	21,400	882,108
SVB Financial Group*	7,870	679,732
		7,931,047
Health Care 8.0%
Haemonetics Corp.*	17,180	685,139
ICON PLC*	15,270	625,001
Magellan Health Services, Inc.*	5,140	308,194
Masimo Corp.	23,150	616,716
Myriad Genetics, Inc.*	28,310	665,285
NuVasive, Inc.*	29,070	711,924
Sirona Dental Systems, Inc.*	10,460	700,088
Techne Corp.	7,270	582,036
		4,894,383
Industrials 16.6%
Actuant Corp.	17,400	675,816
Clarcor, Inc.	13,700	760,761
Esterline Technologies Corp.*	10,950	874,795
Genesee & Wyoming, Inc.*	9,070	843,238
Healthcare Services Group, Inc.	30,880	795,469
Hub Group Inc.*	23,950	939,558
II-VI, Inc.*	23,400	440,388
Middleby Corp.*	2,500	522,275
MYR Group, Inc.*	21,600	524,880
Regal Beloit Corp.	10,710	727,530
Ritchie Bros Auctioneers, Inc.	35,170	709,731
Toro Co.	14,310	777,749
Wabtec Corp.	12,720	799,706

The accompanying notes are an integral part of the financial statements.

	Shares	Value (Note 2)
Waste Connections, Inc.	15,000	$681,150
		10,073,046
Information Technology 16.7%
Diodes, Inc.*	23,470	575,015
Hittite Microwave Corp.*	10,050	656,767
j2 Global, Inc.	12,160	602,163
Jack Henry & Associates, Inc.	10,340	533,647
Micros Systems, Inc.*	12,030	600,778
NeuStar, Inc.*	11,250	556,650
Open Text Corp.	13,070	975,676
OSI Systems, Inc.*	4,130	307,561
Plantronics, Inc.	15,600	718,380
Power Integrations, Inc.	9,910	536,627
Progress Software Corp.*	23,570	609,992
Qlik Technologies, Inc.*	12,990	444,778
QLogic Corp.*	56,480	617,891
Riverbed Technology, Inc.*	44,790	653,486
Rofin-Sinar Technologies, Inc.*	25,000	605,250
Sapient Corp.*	36,830	573,443
Semtech Corp.*	20,110	603,099
		10,171,203
Materials 5.4%
AptarGroup, Inc.	11,000	661,430
Greif, Inc.	8,400	411,852
Rockwood Holdings, Inc.	9,250	618,825
Sensient Technologies Corp.	16,330	782,044
Steel Dynamics, Inc.	48,620	812,440
		3,286,591
Utilities 1.2%
Atmos Energy Corp.	17,130	729,567
Total Domestic Common Stocks (Cost $36,139,046)		52,872,396

Foreign Stocks & ADR’s 1.6%
Israel 1.6%
NICE Systems Ltd. ADR (Cost $663,630)	23,800	984,606

Real Estate Investment Trusts 3.6%
Financials 3.6%
BioMed Realty Trust, Inc.(a)	40,310	749,363
Corporate Office Properties Trust(a)	31,580	729,498
Home Properties, Inc.(a)	12,710	734,003
Total Real Estate Investment Trusts (Cost $2,137,263)		2,212,864

Institutional Money Market Funds 4.3%
State Street Institutional US Government Money Market Fund (Cost $2,601,826)	2,601,826	2,601,826

	Principal Amount (M=$1,000)
Corporate Short-term Notes 3.6%
Toyota Motor Credit Corp.
0.04%, 10/07/13 (Cost $2,199,985)	2,200 M	$2,199,985
Total Investments 100.0% (Cost $43,741,750)†		60,871,677

Other Assets in Excess of Liabilities 0.0%+		9,772

Net Assets 100.0%		$60,881,449

*                                         Non-income producing.

†                                         Cost for federal income tax purposes is $43,741,750. At September 30, 2013 unrealized appreciation for federal income tax purposes aggregated $17,129,927 of which $17,474,617 related to appreciated securities and $344,690 related to depreciated securities.

(a)                                 Return of capital paid during the fiscal period.

ADR   -                                American Depositary Receipt

+   Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In response to the Financial Accounting Standards Board’s issuance of Accounting Standards Update 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non-exchange traded derivatives and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2013 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$—	$3,693,322	$—	$3,693,322
Domestic Common Stocks	9,790,559	—	—	9,790,559
Foreign Stocks & ADR’s	477,710	—	—	477,710
Institutional Money Market Funds	—	583,799	—	583,799
Mortgage-Backed Securities	—	1,473,410	—	1,473,410
Totals	$10,268,269	$5,750,531	$—	$16,018,800

Bond:
Collateralized Mortgage Obligations	$—	$3,751,912	$—	$3,751,912
Corporate Bonds	—	37,574,554	—	37,574,554
Institutional Money Market Funds	—	6,587,836	—	6,587,836
Mortgage-Backed Securities	—	13,245,616	—	13,245,616
Totals	$—	$61,159,918	$—	$61,159,918

Common Stock:
Domestic Common Stocks	$196,759,984	$—	$—	$196,759,984
Domestic Exchange Traded Funds	1,247,750	—	—	1,247,750
Institutional Money Market Funds	—	4,329,239	—	4,329,239
Foreign Stocks & ADR’s	9,664,520	—	—	9,664,520
Totals	$207,672,254	$4,329,239	$—	$212,001,493

Mid Cap:
Domestic Common Stocks	$15,552,589	$—	$—	$15,552,589
Foreign Stocks & ADR’s	555,164	—	—	555,164
Institutional Money Market Funds	—	970,480	—	970,480
Real Estate Investment Trusts	346,425	—	—	346,425
Totals	$16,454,178	$970,480	$—	$17,424,658

Small Company:
Corporate Short-Term Notes	$—	$2,199,985	$—	$2,199,985
Domestic Common Stocks	52,872,396	—	—	52,872,396
Foreign Stocks & ADR’s	984,606	—	—	984,606
Institutional Money Market Funds	—	2,601,826	—	2,601,826
Real Estate Investment Trusts	2,212,864	—	—	2,212,864
Totals	$56,069,866	$4,801,811	$—	$60,871,677

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal nine months ended September 30, 2013.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal nine months ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Thomas H. Brownell
Thomas H. Brownell
President
Date: November 25, 2013

By	/s/ Thomas P. Malone
Thomas P. Malone
Vice President & Treasurer
Date: November 25, 2013